RELATED PARTY TRANSACTIONS (Details) - Related parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salaries including bonuses	$ 3,633,112	$ 3,368,388
Share-based payments	3,737,017	8,878,755
Total remuneration	$ 7,370,129	$ 12,247,143